Share Capital (Movements In Shares Issued And Outstanding) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity Attributable to Parent [Abstract]
Common shares issued - beginning balance	490.4	490.4	459.5
Issue of new shares	0	0	30.9
Common shares issued - ending balance	490.4	490.4	490.4
Less: Treasury shares for which dividend and voting rights do not apply	(49.0)	(44.4)	(30.3)
Common shares outstanding	441.4	446.0	460.1